PAYROLL EXPENSE	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
PAYROLL EXPENSE
PAYROLL EXPENSE
The partnership has no employees or directors; therefore the partnership does not remunerate key management personnel. Key decision makers of the partnership are all employees of Brookfield Asset Management, the ultimate parent company, who provide management services under the Master Services Agreement.

Throughout the year, the partnership’s general partner incurs director fees, a portion of which are charged to the partnership in accordance with the limited partnership agreement.